Schedule of aging analysis of accounts receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total, net	$ 28,371,702	$ 20,321,697
Within 90 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	11,898,706	7,998,811
Between 91 and 180 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	1,636,109	11,774,674
Between 181 and 365 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	5,095,824	529,797
More than 365 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	$ 9,741,063	$ 18,415